Note 16 - Stock-based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	January 31, 2018	January 31, 2017	January 31, 2016
Cost of revenues	90	40	24
Sales and marketing	246	81	41
Research and development	85	14	-
General and administrative	2,386	1,887	1,512
Effect on net income	2,807	2,022	1,577

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2018	January 31, 2017	January 31, 2016
Expected dividend yield (%)	-	-	N/A
Expected volatility (%)	23.5	25.2	N/A
Risk-free rate (%)	1.0	0.6	N/A
Expected option life (years)	5	5	N/A

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2016	468,889	$8.25	3.5	5.2
Granted	170,932	$19.06
Exercised	(113,500)	$4.93
Balance at January 31, 2017	526,321	$12.36	4.2	4.9
Granted	274,500	$23.18
Exercised	(142,112)	$6.98
Forfeited	(1,500)	$23.14
Balance at January 31, 2018	657,209	$18.21	4.9	5.7

Vested or expected to vest at January 31, 2018	657,209	$18.21	4.9	5.7

Exercisable at January 31, 2018	328,642	$16.25	4.4	3.5

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$4.89	–	$6.93	$6.31	38,777	1.1	$6.31	38,777
$11.73	–	$11.89	$11.87	174,500	3.4	$11.88	108,000
$19.19	–	$20.86	$19.43	170,932	5.3	$19.27	102,285
$23.14	–	$26.57	$23.17	273,000	6.2	$23.14	79,580
			$18.21	657,209	4.9	$16.25	328,642

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Grant- Date Fair Value per Share
Balance at January 31, 2016	53,578	$2.52
Granted	170,932	$4.46
Vested	(72,218)	$3.70
Balance at January 31, 2017	152,292	$4.12
Granted	274,500	$5.26
Vested	(149,225)	$4.70
Forfeited	(1,500)	$5.25
Balance at January 31, 2018	276,067	$4.98

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2016	253,537	$12.39	7.2	4.9
Granted	54,480	$23.37
Performance units issued	29,630	$9.26
Balance at January 31, 2017	337,647	$13.73	6.6	7.3
Granted	51,121	$30.13
Performance units issued	51,752	$14.37
Balance at January 31, 2018	440,520	$15.91	6.1	11.9

Vested or expected to vest at January 31, 2018	440,520	$15.91	6.1	11.9

Exercisable at January 31, 2018	334,919	$12.46	5.3	9.0

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2016	224,779	$10.03	7.4	4.3
Granted	38,456	$18.81
Balance at January 31, 2017	263,235	$11.17	6.7	5.7
Granted	35,785	$23.14
Balance at January 31, 2018	299,020	$12.80	6.1	8.1

Vested or expected to vest at January 31, 2018	299,020	$12.80	6.1	8.1

Exercisable at January 31, 2018	262,345	$11.55	5.8	7.1

Schedule Of Cash Settled Restricted Share Unit Plan Activity [Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2016	100,749	1.6
Granted	43,218
Vested and settled in cash	(66,638)
Balance at January 31, 2017	77,329	1.4
Granted	32,978
Vested and settled in cash	(50,802)
Forfeited	(1,334)
Balance at January 31, 2018	58,171	1.5

Non-vested at January 31, 2018	51,651	1.5